Summary of Significant Accounting Policies (Details Narrative) - USD ($)			12 Months Ended
	Feb. 23, 2021	Sep. 20, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2021
Proceeds from issuance of private placement			$ 351,092
Due to related party				$ 6,514
Warrants or options outstanding			35,109,231
Warrant exercise price			$ 0.20
Warrant maturity date			Sep. 30, 2022
Fair value of warrants			$ 6,584,281
Income tax description				Uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Accrued penalties and interest
Volatility [Member]
Warrants and rights outstanding, measurement input			8.65
Expected Life [Member]
Warrants and rights outstanding, term			1 year 7 days
Discount Rate [Member]
Warrants and rights outstanding, measurement input			0.37
VitaNova Partners [Member]
Ownership percentage			28.75%	28.75%
Cash held in bank			$ 65,179
Subsequent Event [Member]
Warrant exercise price					$ 0.20
Warrant maturity date					Sep. 30, 2022
Private Placement [Member]
Proceeds from issuance of private placement		$ 351,093
Private Placement [Member] | Subsequent Event [Member]
Proceeds from issuance of private placement	$ 205,036